Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets acquired	¥ 622,151,000
Impairment of intangible assets	0		¥ 0
Amortization of intangible assets	¥ 50,705,000	$ 7,957	¥ 3,476,000	¥ 907,000
Weighted average amortization periods of intangible assets	16 years 3 months 18 days	16 years 3 months 18 days	14 years 1 month 6 days